Filed with the U.S. Securities and Exchange Commission on March 6, 2018

1933 Act Registration File No. 333-197427
1940 Act File No. 811-22980

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No. 25	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No.26	☒
(Check appropriate box or boxes.)

ANGEL OAK FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

One Buckhead Plaza
3060 Peachtree Road NW, Suite 500
Atlanta, Georgia 30305
 (Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (404) 953-4900

Dory S. Black, Esq., President
c/o Angel Oak Capital Advisors, LLC One Buckhead Plaza 3060 Peachtree Rd. NW, Suite 500
Atlanta, GA 30305
(Name and Address of Agent for Service)

Copy to:
Stephen T. Cohen
Dechert LLP
1900 K Street NW
Washington, DC 20006

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of this Registration Statement

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 31, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box
[ x ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 24 (the “Amendment”) to its Registration Statement (filed on December 22, 2017) until March 31, 2018.  Parts A, B and C of the Amendment are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (this “Amendment”) to its Registration Statement on Form N-1A under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized, in the City of Atlanta, and the State of Georgia, on March 6, 2018.

Angel Oak Funds Trust By: /s/ Dory S. Black Dory S. Black President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated as of March 6, 2018.

Signature	Title

/s/ Alvin R. Albe, Jr.*	Trustee
Alvin R. Albe, Jr.

/s/ Ira P. Cohen*	Trustee
Ira P. Cohen

/s/ Keith M. Schappert*	Trustee
Keith M. Schappert

/s/ Sreeniwas V. Prabhu*	Trustee
Sreeniwas V. Prabhu

/s/ Dory S. Black	President
Dory S. Black

/s/ Daniel Fazioli	Treasurer
Daniel Fazioli

*By: /s/ Dory S. Black Dory S. Black Attorney-in-Fact pursuant to Powers of Attorney